Summary of Significant Accounting Policies - Summary Of Estimated Useful Lives For Significant Property And Equipment (Detail) - Barkbox Inc [Member]	12 Months Ended
Mar. 31, 2021
Computer equipment, software, and domain names
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Warehouse machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leased equipment and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of remaining lease term orestimated useful life